ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE
Trade	$ 486.4	$ 466.2
Other	56.5	58.8
Total	$ 542.9	$ 525.0